Notes Payable, Net (Details) - Schedule of principal payments on notes payable - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Schedule of principal payments on notes payable [Abstract]
2021	$ 51,583,589	$ 54,058,060
2022	21,891,174	21,044,819
2023	1,516,602	455,000
2024	4,649,120	3,521,989
2025	25,820,130	24,071,671
Thereafter	13,810,230	13,806,000
Total Gross Principal Payments	119,270,845	116,957,539
Less: Discount	(16,839,058)	(18,058,172)
Total Net Principal Payments	$ 102,431,787	$ 98,899,367